Restricted cash	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
Restricted cash

3.	Restricted cash

	June 30,	December 31,
	2012	2011
	$	$

Restricted term deposits (i)	12,000,000	12,000,000
Restricted use funds from operations - Kingman (ii)	434,541	382,426
Restricted use funds from operations - Windstar (ii)	3,536,296	-
Operations and maintenance reserve - Kingman (iii)	257,730	257,730
Debt service reserves (iv)	11,517,281	10,044,143
Construction escrow account - Windstar (v)	-	24,226,678
Restricted credit card - term deposit (vi)	107,949	104,698
	27,853,797	47,015,675

Less: Current (ii)	(3,970,837)	(21,152,225)
Restricted cash, non-current	23,882,960	25,863,450

i.

The Company secured a development bond of $2,400,000 in 2010, and a performance bond of $9,600,000 in 2011, with Southern California Edison (“SCE”) as required by the related Windstar power purchase agreement (“PPA”). The combined bonds of $12,000,000 will remain with SCE, as performance collateral, for the 20 year term of the PPA, and shall be returned to the Company upon performance completion.

ii.

On June 30, 2012, the Company had a restricted use funds balance of $434,541 and $3,536,296, from the Kingman and Windstar projects’ net cash flows from operations. These funds are restricted use funds reserved for working capital requirements and distributions, in accordance with the respective annual operating budget and credit agreement.

iii.	On December 31, 2011, the Company funded the Kingman project operations and maintenance reserve with an amount of $257,730, as required by the Kingman credit agreement.

iv.

On January 18, 2011 and April 30, 2012, the Company transferred a total of $9,213,950 and $1,473,138 from the Windstar construction escrow account to the debt service reserve account for the entirety of the Windstar senior secured notes term (Note 12 (a)). On December 31, 2011, the Company funded the Kingman debt service reserve with an amount of $830,193, as required by the Kingman credit agreement.

v.

On December 9, 2010, the Company entered into a $204,459,000 Senior Secured Note Purchase Agreement with various institutional lenders (Note 12). In accordance with the agreement, the full $204,459,000 has been drawn from the lenders, and an additional $4,781,795 in cash equity was provided by the Company. As of June 30, 2012, the full $209,240,795 had been paid out and used strictly for Windstar project costs (Note 12 (a)).

vi.	As of June 30, 2012, C$110,000 (December 31, 2011 - C$100,000) is held on deposit to secure corporate credit cards.